RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Parties
RELATED PARTIES
NOTE 11 – RELATED PARTIES

Loan Guaranty

In March 2011, VitaMed entered into a Business Loan Agreement and Promissory Note for a $300,000 bank line of credit, or the Bank LOC, for which the bank required personal guarantees and cash collateral. Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family LP, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.02% per annum based on a year of 360 days and was due on March 1, 2012.  On March 19, 2012, the bank and VitaMed negotiated a one year extension to the Bank LOC and a subsequent 2-month extension until May 1, 2013.

In consideration for the personal guarantees and cash collateral, we issued warrants for an aggregate of 613,713 shares.  On November 13, 2012, we entered into an amendment with the bank to reduce the Bank LOC to $100,000, or the Amended Bank LOC. As part of the Amended Bank LOC, the personal guarantees and cash collateral for Mr. Finizio and Mr. Milligan were released.  In accordance with the terms of the warrants, the warrants previously granted to Mr. Finizio and Mr. Milligan were amended to reflect the amount vested prior to the date of the Amended Bank LOC (179,000 each).  At June 30, 2013, an aggregate of 562,571 warrants related to this loan guaranty were vested.

In February 2013, we borrowed $100,000 under the Amended Bank LOC.  The Amended Bank LOC required a personal guarantee and cash collateral limited to $100,000 which was provided by Reich Family LP.   On April 25, 2013, we paid the principal and interest due under the Amended Bank LOC of $100,735. On May 1, 2013, the Amended Bank LOC expired and was not renewed. Accordingly, the personal guarantee was canceled and the cash collateral was returned to Reich Family LP

Lock-Up Agreements

As required by the terms of the merger agreement with VitaMed dated July 18, 2011, the Company entered into Lock-Up Agreements, or the Agreements, with stockholders covering the aggregate of 70,000,000 shares of our common stock issued pursuant to this merger or reserved for issuance pursuant to stock options and warrants. Each stockholder agreed that from the date of the Agreements until 18 months thereafter, or the Lock-Up Period, they would not make or cause any sale of our common stock.  After the completion of the Lock-Up Period, each stockholder agreed not to sell or dispose of more than 2.5% of their aggregate common stock or shares reserved for issuance under stock options and warrants per quarter over the following 12-month period, or the Dribble Out Period.  Upon the completion of the Dribble Out Period, the Agreements shall terminate.

Purchases by Related Parties

During the six months ended June 30, 2013 and 2012, we sold our products to Dr. Brian Bernick, our Chief Medical Officer and director, in the amounts of $0 and $1,440, respectively, while $0 and $1,272 in receivables related thereto remained outstanding at both June 30, 2013 and December 31, 2012, respectively.

Agreements with Pernix Therapeutics, LLC

On February 29, 2012, Cooper C. Collins, President and largest stockholder of Pernix Therapeutics, LLC, or Pernix, was elected to serve on the Board.  The Company entered into a Stock Purchase Agreement with Pernix on October 4, 2011.  From time to time, we have entered into agreements with Pernix in the normal course of business primarily for the purchase of inventory.  During the six months ended June 30, 2013 and 2012, we made purchases of approximately $0 and $96,250, respectively, from Pernix.  At June 30, 2013 and December 31, 2012, there were outstanding amounts due to Pernix of approximately $0 and $308,000, respectively.

Additionally, there were amounts due to us from Pernix for legal fee reimbursement in regards to the Aceto litigation described below in the amounts of $171,261 and $0 for the periods ending June 30, 2013 and December 31, 2012, respectively.

NOTE 12 – RELATED PARTIES

Loan Guaranty

In March 2011, VitaMed entered into a Business Loan Agreement and Promissory Note for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required personal guarantees and cash collateral. Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed. The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012. The bank and VitaMed negotiated a one year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).

The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013. In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio). The Company Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share. In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment. On November 13, 2012, the then outstanding balance of $299,220 was repaid in full and the Company and the bank amended the Business Loan Agreement and Promissory Note to reflect a $100,000 bank line of credit (the “Amended Bank LOC”). As part of the Amended Bank LOC, the personal guarantees and cash collateral were removed for Mr. Finizio and Mr. Milligan. In accordance with the terms of the Company Warrants, the Company Warrants previously granted to Mr. Finizio and Mr. Milligan have been amended to reflect the amount vested prior to the date of the Amended Bank LOC (179,000 each). At December 31, 2012, an aggregate of 562,571 Company Warrants were vested.

Loans from Affiliates

In June 2011, VitaMed issued Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate principal amount of $500,000 of which $100,000 was sold to affiliates (the “Affiliate Notes”). In June 2012, the Affiliate Notes were extended to October 15, 2012 (one held by Mr. Milligan for $50,000 and one for $50,000 held by BF Investments, LLC (owned by Brian Bernick, a member of the board of directors of our company). On October 4, 2012 these VitaMed Promissory Notes were paid in full including $5,341 in accrued interest.

In December 2011, we issued 4% promissory notes to Mr. Finizio and Mr. Milligan and for an aggregate of $100,000 ($50,000 each) with original due dates of March 1, 2012. These promissory notes were extended by mutual agreement to June 1, 2012. In June 2012, the VitaMed Promissory Note held by Mr. Finizio was paid in full, including $888 in accrued interest. Mr. Milligan’s VitaMed Promissory Note was extended to October 15, 2012. On October 4, 2012 this VitaMed Promissory Notes was paid in full including $1,519 in accrued interest.

Lock Up Agreements

As required by of the Merger Agreement, a Lock Up Agreement (“Agreement”) was entered into between us and security holders covering the aggregate of 70,000,000 shares of our Common Stock issued pursuant to the Merger or reserved for issuance pursuant to Company Options and Company Warrants. Each security holder agreed that from the date of the Agreement until 18 months thereafter (the “Lock-Up Period”), they would not make or cause any sale of our securities. After the completion of the Lock-Up Period, the security holder agreed not to sell or dispose of more than 2.5% of the aggregate Common Stock or shares reserved for issuance for Company Options and Company Warrants per quarter over the following 12 month period (the “Dribble Out Period”). Upon the completion of the Dribble Out Period, the Agreements shall terminate.

 Purchases by Related Parties

During 2012 and 2011, we sold our products to Dr. Brian Bernick, a director of our company, in the amounts of $2,632 and $20,669, respectively, while $1,272 and $0 of receivables related thereto remained outstanding at December 31, 2012 and 2011, respectively.

Agreements with Pernix Therapeutics, LLC

On February 29, 2012, Cooper C. Collins, President and largest shareholder of Pernix Therapeutics, LLC (“Pernix”), was elected to serve on our Board of Directors.  We closed a Stock Purchase Agreement with Pernix on October 5, 2011.  From time to time, we have entered and will continue to enter into agreements with Pernix in the normal course of business.  All such agreements are reviewed by independent directors or a committee consisting of independent directors.  During the years ended December 31, 2012 and 2011, we made purchases of approximately $404,000 and $19,000, respectively, from Pernix.  At December 31, 2012 and 2011, there were amounts due Pernix of approximately $308,000 and 19,000 outstanding, respectively.

Warrants assigned to Related Party

In June 2012, a 100,000 Company Warrant was assigned to the son of Chairman of our Board of Directors by a non-affiliated third party.

NOTE K – RELATED PARTIES

Loan Guaranty

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note  for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.

Loans from Affiliates

The VitaMed Promissory Notes for an aggregate of $500,000 (see NOTE I -- NOTES PAYABLE) included an aggregate of $200,000 being issued to certain officers and directors of the Company.  John Milligan, President and Director, and Dr. Brian Bernick, Director, were issued VitaMed Promissory Notes for $50,000 each.  Reich Family LP, an entity controlled by Mitchell Krassan, Executive Vice President, and Fourth Generation Equity Partners, LLC (“Fourth Generation”), an entity controlled by Nick Segal, a director of VitaMed at the time of the issuance, were  issued VitaMed Promissory Notes for $50,000 each.  The VitaMed Promissory Notes bear interest at the rate of four percent (4%) per annum.  On October 6, 2011, (i) principal and interest of approximately $50,696 under the Note to Reich Family LP was repaid, (ii) principal and interest of approximately $50,696 under the Note to Fourth Generation was converted into 133,411 shares of the Company’s Common Stock at $0.38 per share, and (iii) the due date for the VitaMed Promissory Notes to Mr. Milligan and Dr. Bernick was extended to March 1, 2012.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, the VitaMed Promissory Notes to Mr. Milligan and Dr. Bernick were further extended by mutual agreement to April 14, 2012.

The 4% Promissory Notes issued in the aggregate of $100,000 (see NOTE I -- NOTES PAYABLE) included one issued to Robert Finizio, Chief Executive Officer and Director, and one issued to John Milligan, President and Director, in the amount of $50,000 each.

Lock Up Agreements

As required by of the Merger Agreement, a Lock Up Agreement (“Agreement”) was entered into between the Company and security holders covering the aggregate of 70,000,000 shares of the Company’s Common Stock issued pursuant to the Merger or reserved for issuance pursuant to Company Options and Company Warrants.  Each security holder agreed that from the date of the Agreement until eighteen (18) months thereafter (the “Lock-Up Period”), they would not make or cause any sale of the Company’s securities.  After the completion of the Lock-Up Period, the security holder agreed not to sell or dispose of more than 2.5 percent (2.5%) of the aggregate Common Stock or shares reserved for issuance for Company Options and Company Warrants per quarter over the following twelve (12) month period (the “Dribble Out Period”).  Upon the completion of the Dribble Out Period, the Agreements shall terminate.

Sales to Related Parties

During 2011 and 2010, the Company sold its products to Dr. Brian Bernick, a director of the Company, in the amounts of $20,669 and $25,269, respectively.  At December 31, 2011 and 2010, $0 and $79, respectively, remained outstanding.

Agreements with Pernix Therapeutics, LLC

As previously mentioned the Company closed a Stock Purchase Agreement with Pernix on October 4, 2011.  From time to time, the Company has, and will continue to, enter into agreements with Pernix in the normal course of business, which agreements are, and will be negotiated in, arms-length transactions.  The President and largest shareholder of Pernix, Cooper C. Collins, was recently elected to serve on the Company’s Board of Directors.